UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE

SERIES FUNDS INC

SALOMON BROTHERS VARIABLE

LARGE CAP GROWTH FUND

FORM N-Q

MARCH 31, 2005

SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 97.9%
CONSUMER DISCRETIONARY - 22.3%
Internet & Catalog Retail - 9.6%
21,220	Amazon.com, Inc. (a)	$727,209
6,400	Ebay Inc. (a)	238,464
21,400	IAC/InterActiveCorp (a)	476,578

		1,442,251

Media - 7.3%
36,220	Time Warner Inc. (a)	635,661
15,980	The Walt Disney Co.	459,106

		1,094,767

Specialty Retail - 5.4%
5,500	Bed Bath & Beyond Inc. (a)	200,970
15,710	The Home Depot, Inc.	600,750

		801,720

	TOTAL CONSUMER DISCRETIONARY	3,338,738

CONSUMER STAPLES - 11.1%
Beverages - 3.3%
11,920	The Coca-Cola Co.	496,706

Food Products - 2.7%
6,070	Wm. Wrigley Jr. Co.	398,010

Personal Products - 5.1%
15,160	The Gillette Co.	765,277

	TOTAL CONSUMER STAPLES	1,659,993

FINANCIALS - 14.1%
Diversified Financials - 7.7%
10,660	Merrill Lynch & Co., Inc.	603,356
9,720	Morgan Stanley	556,470

		1,159,826

Insurance - 6.4%
6,330	American International Group, Inc.	350,745
7	Berkshire Hathaway Inc., Class A Shares (a)	609,000

		959,745

	TOTAL FINANCIALS	2,119,571

HEALTHCARE - 19.4%
Biotechnology - 10.5%
9,770	Amgen Inc. (a)	568,712
9,205	Biogen Idec Inc. (a)	317,665
12,120	Genentech, Inc. (a)	686,113

		1,572,490

Pharmaceuticals - 8.9%
7,880	Eli Lilly & Co.	410,548
6,630	Johnson & Johnson	445,271
18,160	Pfizer Inc.	477,063

		1,332,882

	TOTAL HEALTHCARE	2,905,372

See Notes to Schedule of Investments.

1

SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS - 3.6%
Commercial Services & Supplies - 0.6%
4,500	Cendant Corp.	$92,430

Industrial Conglomerates - 3.0%
12,400	General Electric Co.	447,144

	TOTAL INDUSTRIALS	539,574

INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 8.9%
27,320	CIENA Corp. (a)	46,990
21,350	Cisco Systems, Inc. (a)	381,951
15,180	Juniper Networks, Inc. (a)	334,871
41,200	Lucent Technologies Inc. (a)	113,300
30,500	Motorola, Inc.	456,585

		1,333,697

Computers & Peripherals - 3.8%
14,840	Dell Inc. (a)	570,153

Internet Software & Services - 0.8%
9,100	Akamai Technologies, Inc. (a)	115,843

Semiconductor Equipment & Products - 9.8%
21,390	Intel Corp.	496,890
24,250	Texas Instruments Inc.	618,133
12,000	Xilinx, Inc.	350,760

		1,465,783

Software - 4.1%
18,890	Microsoft Corp.	456,571
15,000	Red Hat, Inc. (a)	163,650

		620,221

	TOTAL INFORMATION TECHNOLOGY	4,105,697

	TOTAL COMMON STOCK (Cost - $14,434,983)	14,668,945

FACE AMOUNT
REPURCHASE AGREEMENT - 9.2%
$1,373,000

Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Securities LLC, 2.840% due 4/1/05; Proceeds at maturity - $1,373,108; (Fully collateralized by various U.S. government agency obligations, and International Bank for Reconstruction and Development Notes and Bonds, 0.000% to 8.875% due 4/19/05 to 11/15/30;

	Market value - $1,400,460) (Cost - $1,373,000)	1,373,000

	TOTAL INVESTMENTS - 107.1% (Cost - $15,807,983*)	16,041,945
	Liabilities in Excess of Other Assets - (7.1)%	(1,067,388)

	TOTAL NET ASSETS - 100.0%	$14,974,557

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Large Cap Growth Fund (“Fund”), a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the last closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Securities traded in over-the counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. Securities, which are listed or traded on more than one exchange or market, are valued at the quotations on the exchange or market determined to be the pricing market for such securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

3

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,088,299
Gross unrealized depreciation	(854,337)

Net unrealized appreciation	$233,962

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date May 27, 2005

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date May 27, 2005